Deferred tax - Deferred tax in statement of financial position (Details) £ in Millions	6 Months Ended
Jun. 30, 2018 GBP (£)
Deferred tax assets in statement of financial position
Deferred tax assets at the beginning of the year	£ 2,627
Movement in income statement	(280)
Movement through Other comprehensive income and equity	44
Other movements including foreign currency movements	44
Deferred tax assets at the end of the year	2,435
Deferred tax liabilities in statement of financial position
Deferred tax liabilities at the beginning of the year	(4,715)
Movement in income statement	104
Movement through Other comprehensive income and equity	175
Other movements including foreign currency movements	(7)
Deferred tax liabilities at the end of the year	(4,443)
Unrealised losses or gains on investments
Deferred tax assets in statement of financial position
Deferred tax assets at the beginning of the year	14
Movement in income statement	(1)
Movement through Other comprehensive income and equity	55
Other movements including foreign currency movements	(1)
Deferred tax assets at the end of the year	67
Deferred tax liabilities in statement of financial position
Deferred tax liabilities at the beginning of the year	(1,748)
Movement in income statement	126
Movement through Other comprehensive income and equity	186
Other movements including foreign currency movements	32
Deferred tax liabilities at the end of the year	(1,404)
Balances relating to investment and insurance contracts
Deferred tax assets in statement of financial position
Deferred tax assets at the beginning of the year	1
Deferred tax assets at the end of the year	1
Deferred tax liabilities in statement of financial position
Deferred tax liabilities at the beginning of the year	(872)
Movement in income statement	(49)
Other movements including foreign currency movements	(4)
Deferred tax liabilities at the end of the year	(925)
Short-term temporary differences
Deferred tax assets in statement of financial position
Deferred tax assets at the beginning of the year	2,498
Movement in income statement	(343)
Movement through Other comprehensive income and equity	(12)
Other movements including foreign currency movements	44
Deferred tax assets at the end of the year	2,187
Deferred tax liabilities in statement of financial position
Deferred tax liabilities at the beginning of the year	(2,041)
Movement in income statement	27
Movement through Other comprehensive income and equity	(11)
Other movements including foreign currency movements	(36)
Deferred tax liabilities at the end of the year	(2,061)
Capital allowances
Deferred tax assets in statement of financial position
Deferred tax assets at the beginning of the year	14
Movement in income statement	1
Other movements including foreign currency movements	1
Deferred tax assets at the end of the year	16
Deferred tax liabilities in statement of financial position
Deferred tax liabilities at the beginning of the year	(54)
Other movements including foreign currency movements	1
Deferred tax liabilities at the end of the year	(53)
Unused tax losses
Deferred tax assets in statement of financial position
Deferred tax assets at the beginning of the year	100
Movement in income statement	63
Movement through Other comprehensive income and equity	1
Deferred tax assets at the end of the year	£ 164